Contingencies - Additional Information (Detail) (USD $)	Jun. 30, 2014
Loss Contingencies [Line Items]
Reserve for environmental matters	$ 13,625,000
Environmental Issue
Loss Contingencies [Line Items]
Estimated total liability for environmental sites range, minimum	13,600,000
Estimated total liability for environmental sites range, maximum	82,700,000
Estimated total liability for environmental sites range, largest	$ 14,600,000